GOODWILL - Projection (Details) - BAC Holding International Corp	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate after taxes	11.80%
Growth rate used to extrapolate cash flow projections	3.00%
Not later than one year [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	9.10%	10.10%
Borrowing rate	2.20%	2.80%
Growth in income from commissions	1.60%	3.80%
Growth in expenses	6.20%	3.50%
Discount rate after taxes	11.80%	12.30%
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Later than one year and not later than two years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	9.10%	10.10%
Borrowing rate	2.20%	2.80%
Growth in income from commissions	6.60%	8.40%
Growth in expenses	5.10%	4.80%
Later than two years and not later than three years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	9.10%	10.10%
Borrowing rate	2.20%	2.80%
Growth in income from commissions	5.80%	7.60%
Growth in expenses	5.10%	5.60%
Later than three years and not later than four years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	9.10%	10.10%
Borrowing rate	2.20%	2.90%
Growth in income from commissions	5.40%	6.30%
Growth in expenses	4.70%	4.70%
Later than four years and not later than five years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	9.10%	10.20%
Borrowing rate	2.20%	2.90%
Growth in income from commissions	5.30%	6.70%
Growth in expenses	3.30%	4.70%